Trade and other receivables - Aging of Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables [Line Items]
Trade receivables	€ 372.7	€ 341.7
Reduction in trade-terms	(189.9)	(200.5)
Total trade receivables	182.8	141.2
Not past due
Trade Receivables [Line Items]
Trade receivables	343.7	308.3
Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	19.8	20.3
Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	4.6	3.9
Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	2.3	1.0
Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	2.3	8.2
Gross
Trade Receivables [Line Items]
Trade receivables	376.3	346.1
Gross | Not past due
Trade Receivables [Line Items]
Trade receivables	343.8	308.6
Gross | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	19.9	20.5
Gross | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	5.2	4.0
Gross | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	2.4	1.1
Gross | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	5.0	11.9
Impaired
Trade Receivables [Line Items]
Trade receivables	(3.6)	(4.4)
Impaired | Not past due
Trade Receivables [Line Items]
Trade receivables	(0.1)	(0.3)
Impaired | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	(0.1)	(0.2)
Impaired | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	(0.6)	(0.1)
Impaired | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	(0.1)	(0.1)
Impaired | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	€ (2.7)	€ (3.7)